Income Tax Expense	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Expense
Income Tax Expense
Our income before income taxes, as well as the provision for income taxes, follows:

	Years Ended December 31,
(in thousands)	2012	2011	2010
Income before income tax expense
Domestic	$230,995	$198,153	$149,640
Foreign	110,396	105,564	110,356
	$341,391	$303,717	$259,996
Income tax expense
Current income taxes
Federal	$69,170	$55,909	$45,658
State	8,304	9,996	4,470
Foreign	26,300	28,530	30,810
	103,774	94,435	80,938
Deferred income taxes
Federal	(2,087)	1,380	1,319
State	(199)	230	62
Foreign	310	765	552
	(1,976)	2,375	1,933
Total income tax expense	$101,798	$96,810	$82,871

The reconciliation of the U.S. federal statutory rate to the effective income tax rate follows:

	% of Income Before Income Tax Expense
	2012	2011	2010
Federal statutory rate	35.0%	35.0%	35.0%
State taxes, net of federal tax	1.5	1.9	1.4
Foreign operations	(2.3)	(2.0)	(1.8)
Employee savings plan	(1.9)	(0.2)	(0.2)
Research tax credit	0.0	(0.7)	(0.7)
Domestic manufacturing tax benefit	(2.1)	(2.4)	(1.4)
Other items and adjustments	(0.4)	0.3	(0.4)
Effective income tax rate	29.8%	31.9%	31.9%

The table above does not include the research tax credit for 2012, as the credit was not signed into law until January 2013. Certain foreign operations have a U.S. tax impact due to our election to include their earnings in our federal income tax return.
Our deferred income tax assets and liabilities follow.

	December 31,
(in thousands)	2012	2011
Deferred income tax assets
Future employee benefits	$56,643	$45,502
Environmental and future shutdown reserves	6,981	7,751
Loss on derivatives	14,305	15,466
Trademark expenses	5,152	4,911
Foreign currency translation adjustments	4,383	4,713
Litigation accruals	1,214	1,289
Financed intangible asset	1,606	1,779
Other	4,769	3,465
	95,053	84,876
Deferred income tax liabilities
Depreciation and amortization	25,623	25,664
Intangibles	3,029	5,067
Inventory valuation and related reserves	2,153	2,851
Undistributed earnings of foreign subsidiaries	3,851	4,995
Other	3,560	3,233
	38,216	41,810
Net deferred income tax assets	$56,837	$43,066
Reconciliation to financial statements
Deferred income tax assets—current	$8,452	$7,261
Deferred income tax assets—noncurrent	48,385	35,805
Net deferred income tax assets	$56,837	$43,066

Our deferred taxes are in a net asset position at December 31, 2012. Based on current forecast operating plans and historical profitability, we believe that we will recover nearly the full benefit of our deferred tax assets and have, therefore, recorded an immaterial valuation allowance at a foreign subsidiary.
A reconciliation of the beginning and ending balances of the unrecognized tax benefits from uncertain positions is as follows (in thousands):

Balance at January 1, 2010	$917
Additions for tax positions of prior years	333
Decreases for tax positions of prior years	(517)
Balance at December 31, 2010	733
Additions for tax positions of prior years	200
Decreases for tax positions of prior years	(333)
Balance at December 31, 2011	600
Additions for tax positions of prior years	2,023
Decreases for tax positions of prior years	(200)
Balance at December 31, 2012	$2,423

At December 31, 2012, $1.2 million of this amount if recognized, would affect our effective tax rate.
Accrued interest associated with uncertain tax positions was $117 thousand at December 31, 2012, $45 thousand at December 31, 2011, and $50 thousand at December 31, 2010. No material amounts of interest were recorded in 2012, 2011, or 2010. We recognize accrued interest and penalties associated with uncertain tax positions as part of income tax expense on our Consolidated Statements of Income.
We expect the amount of unrecognized tax benefits to change in the next twelve months; however, we do not expect the change to have a material impact on our financial statements.
Our U.S. subsidiaries file a U.S. federal consolidated income tax return. We are no longer subject to U.S. federal income tax examinations for years before 2009. Foreign and U.S. state jurisdictions have statutes of limitations generally ranging from three to five years. Years still open to examination by foreign tax authorities in major jurisdictions include: the United Kingdom (2010 and forward); Singapore (2005 and forward); Japan (2008 and forward); Belgium (2009 and forward); Canada (2005 and forward); and Brazil (2009 and forward). We are currently under examination in various U.S. state and foreign jurisdictions.